Business Combination and Reverse Recapitalization - Seaport Credit Facility (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination and Reverse Recapitalization
Amount drawn	$ 0
Seaport Credit Facility | Related party | Seaport SIBS LLC
Business Combination and Reverse Recapitalization
Maximum credit facility		$ 2,000,000
Threshold days for initial advance after execution		15 days
Interest rate		15.00%